Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000030126 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030126 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030126 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000030126 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030126 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030126 | Amphenol Corporation_Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030126 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030126 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030126 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030126 | Brookfield Corporation_Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030126 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030126 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030126 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030126 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030126 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030126 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030126 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030126 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000030126 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030126 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030126 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030126 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030126 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030126 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000030126 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000030126 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030126 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000164665 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000164665 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164665 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164665 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000164665 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164665 | Amphenol Corporation_Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164665 | Vulcan Materials Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164665 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164665 | Progressive Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164665 | Brookfield Corporation_Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164665 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164665 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164665 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164665 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164665 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164665 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164665 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164665 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000164665 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164665 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164665 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164665 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164665 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164665 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000164665 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000164665 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000164665 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000030128 | CDW Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000030128 | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030128 | Stryker Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030128 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030128 | Arthur J. Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030128 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030128 | Entegris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000030128 | Broadridge Financial Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000030128 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030128 | HEICO Corporation_Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030128 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030128 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030128 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030128 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030128 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030128 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000030128 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030128 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030128 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000030128 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030128 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030128 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000030128 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000030128 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030128 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030128 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030128 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030128 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000030128 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000030128 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030128 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000110096 | CBIZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000110096 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110096 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110096 | Dutch Bros, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000110096 | Trisura Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110096 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110096 | Brookfield Infrastructure Corporation_Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110096 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110096 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110096 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110096 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110096 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000110096 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000110096 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110096 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110096 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000110096 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000110096 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000110096 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000110096 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000110096 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110096 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000110096 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110096 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110096 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000110096 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110096 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000110096 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000110096 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000164667 | CBIZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000164667 | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164667 | Colliers International Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000164667 | Dutch Bros, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164667 | Trisura Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164667 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164667 | Brookfield Infrastructure Corporation_Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164667 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164667 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164667 | Choice Hotels International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164667 | Food Products
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164667 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000164667 | Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000164667 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000164667 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000164667 | Banks
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000164667 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000164667 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164667 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000164667 | IT Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164667 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164667 | Real Estate Owners & Developers
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164667 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164667 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164667 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000164667 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000164667 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000164667 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000164667 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	8.00%